Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016		May 02, 2015
Number of Shares
Beginning Balance	255	324	455
Granted	0	0	0
Exercised		(31)	(111)
Forfeited	(79)	(38)	(239)
Adjustment due to the Spin-Off of B&N Education			219
Ending Balance	176	255	324		455
Vested and expected to vest in the future at end of period	176
Exercisable at end of period	176
Available for grant at end of period	5,690
Weighted Average Exercise Price
Beginning Balance	$ 9.99	$ 11.29	$ 16.62
Granted	0.00	0.00	0.00	[1]
Exercised	0.00	9.91	11.71	[1]
Forfeited	10.08	21.14	10.89	[1]
Adjustment due to the Spin-Off of B&N Education			0
Ending Balance	9.95	$ 9.99	$ 11.29		$ 16.62
Vested and expected to vest in the future at end of period	9.95
Exercisable at end of period	$ 9.95
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	3 years 7 months 17 days	4 years 7 months 13 days	5 years 1 month 2 days		6 years 3 months 8 days
Vested and expected to vest in the future at end of period	3 years 7 months 17 days
Exercisable at end of period	3 years 7 months 17 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 0	$ 11	$ 516		$ 3,114
Vested and expected to vest in the future at end of period	0
Exercisable at end of period	$ 0

[1]	Weighted average exercise price is calculated using exercise price prior to the Spin-Off and after the Spin-Off.